SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2019 item store	Sep. 30, 2013 shareholder
Basis of consolidation
Number of Drug Mall	1
Number of individual shareholders nominated by the Founders | shareholder		2
Proxy Agreement
Basis of consolidation
Prior written notice period to terminate the agreement	30 days
Exclusive Support Service Agreement
Basis of consolidation
Term of agreement (in years)	10 years
Extended term of agreement (in years)	10 years
Consecutive months to terminate or advance terminate of agreement in failure to perform its obligation	6 months
China
Basis of consolidation
Number of Drugstore | store	1
Number of Drug Mall	1